Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) Units	Dec. 31, 2024 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)
Convenience translation rate per US$1.00	7.2993				7.2993
Advertising expenditures	¥ 3,645	$ 499	¥ 2,918	¥ 2,945
Multi-employer defined contribution plan expenses	15,751	2,158	13,298	12,361
Shipping and handling costs	176,206	24,140	42,115	15,098
Inventory write down	921	126	460	956
Gain (loss) on disposal of property plant equipment	(682)	(93)	(138)	103
Indefinite lived intangible assets	0		0	0
Appropriation of reserves	533	$ 73	48	0
Dividends	0		0	0
Right of use asset	¥ 60,590		9,127	64,869	$ 8,301
Short Term Lease Term	12 months	12 months
Weighted average remaining lease terms of the right of use asset	13 years				13 years
Weighted average incremental borrowing rate	4.20%				4.20%
Operating lease cost	¥ 11,227	$ 1,538	11,527	13,986
Short term lease cost	100	14	172	305
Other lease cost	0
Cash paid for operating leases	7,383	1,011	6,877	11,164
Other operating income (expense), net	¥ 29,869	$ 4,092	6,233	6,094
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Foreign Exchange Forward [Member]
Derivative, Notional Amount	¥ 31,215		34,072
Unrealized Gain (Loss) on Derivatives	¥ 8	$ 1	1,743
General Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Statutory Surplus Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Accounts Receivable [Member]
Cost and estimated earnings in excess of billings	¥ 0		0
Third Party [Member]
Proceeds from Short-Term Debt	90,000
Cost of Sales [Member]
Inventory write down	921	$ 126	460	956
Other Expense [Member]
Gain (loss) on disposal of property plant equipment	(682)	(93)	(138)	103
General and administrative expenses [Member]
Allowance for credit loss on accounts receivable contract with customer assets loan receivables and other receivables incurred during the period	12,790	1,752	13,691
Shipping and Handling [Member]
Shipping and handling costs	¥ 2,438	$ 334	¥ 1,427	¥ 848
Development and Purchase Cooperative Arrangement [Member] | Biotech Company Limited [Member]
Agreed-upon milestones, initial investment					$ 14,000	¥ 48,733	$ 7,000
Agreed-upon milestones, payments totaling | $					$ 36,000
Development and Purchase Cooperative Arrangement [Member] | Biotech Company Limited [Member] | AAV [Member]
Number of units of product proposed to be sold | Units				1,000
Series C Redeemable Convertible Preferred stock [Member]
Preferred shares, issued | shares	1,189,397	1,189,397